PROVISIONS AND OTHER LIABILITIES - Narrative (Details) - CAD CAD in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017		Dec. 31, 2016
Disclosure of other provisions [line items]
Property dispositions		CAD 422.4		CAD 11.8
Restructuring costs	CAD 37.0	37.0	[1]	0.0
Incurred during the period		30.4		37.9
Severance costs	10.5
Restructuring provision - onerous office lease contracts
Disclosure of other provisions [line items]
Property dispositions		0.0		0.0
Incurred during the period	CAD 26.5	26.5		CAD 0.0
Disposed by sale
Disclosure of other provisions [line items]
Property dispositions		CAD 420.4
Minimum
Disclosure of other provisions [line items]
Expected period		3 years
Maximum
Disclosure of other provisions [line items]
Expected period		4 years

[1]	See Notes 2 and 14.